September 7, 1999

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re: Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VA-5 (File No. 33-71746)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Life Separate Account VA-5 ("separate account"), incorporated by reference are the semi-annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act"). The funds are as follows:
American Century VP Capital Appreciation, Federated American Leaders Fund II, Federated Fund For U.S. Government Securities II, INVESCO VIF - High Yield Fund, INVESCO VIF - Industrial Income Fund, INVESCO VIF - Total Return Fund, Janus Aspen Growth Portfolio, Lexington Emerging Markets Fund, Schwab Money Market Portfolio, SteinRoe Special Venture Fund, Variable Series and Strong Discovery Fund II.

These semi-annual reports are for the period ending June 30, 1999, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal

cc:      R. Fink, Esq.

Enclosure


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---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
       Entity                       Fund                  File No.     Date Filed        Accession No.         CIK No.
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
American Century  VP   Capital Appreciation               811-5188       8/27/99    0000814680-99-000008        814680
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
Federated Insurance    Federated American Leaders         811-8042       8/20/99    0000912577-99-000021        912577
Series                 Fund II/ Federated Fund for
                       U.S. Government Securities II
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
INVESCO VIF            High Yield/Industrial Income       811-08038      8/26/99    0000912744-99-000018        912744
                       /Total Return
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
Janus Aspen Series     Growth                             811-07736      8/18/99    0001012709-99-000576        906185
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
Lexington Emerging     Lexington Emerging Markets Fund    811-8250       8/17/99    0000950130-99-004917        916764
Markets Fund, Inc.
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
Schwab Annuity         Schwab Money Market                811-05954      8/31/99    0000935069-99-000170        918266
Portfolios
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
SteinRoe Variable      Stein Roe Special Venture          811-05199      8/26/99    0000809558-99-000011        815425
Investment Trust       Fund, Variable Series
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------
Strong Discovery       Strong Discovery Fund II           811-6553       9/7/99     0001072728-99-000010        883644
Fund II, Inc.
---------------------- -------------------------------- -------------- ------------ ------------------------- -----------



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